RELATED PARTIES	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTIES

6. RELATED PARTIES

Management Services

Prior to the IPO, affiliates of our Sponsors provided management and advisory services to us pursuant to the terms of a management agreement we entered into with such affiliates in connection with the consummation of the Recapitalization. Pursuant to the management agreement and a management letter agreement we entered into with affiliates of the Sponsors, dated March 8, 2013, upon completion of the Offering, we paid to the Sponsors $24.0 million and the management agreement, in accordance with its terms, was terminated. The aggregate fees for services and expenses for the years ended December 31, 2013, 2012, and 2011 were $25.3 million, $4.1 million and $4.2 million, respectively.

Lease

We lease certain office space owned by a partnership whose partners own approximately 18% of our common stock at December 31, 2013. Related party lease expense was approximately $0.4 million for the year ended December 31, 2013 and $0.7 million for the years ended December 31, 2012 and 2011. The lease expires in 2017. The lease contains a change of control provision which provides either party, with ninety day notice, an option for early termination of the lease effective August 31, 2014 in the event of a change of control.